Operating Loss - Schedule of Operating Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Losses [Abstract]
License fee			$ 563
Depreciation of Property, plant and equipment	12	12	7
Depreciation (Right-of-use asset)	222	112	89
Foreign exchange (gains)/losses	$ (152)	$ 158	$ 1,519